W. THOMAS CONNER

DIRECT LINE: 202.383.0590

E-mail: thomas.conner@sablaw.com

April 4, 2008

VIA EMAIL

Mr. Mark Cowan

Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Genworth Life and Annuity Insurance Company

Guaranteed Income Annuity Certificates

Pre-Effective Amendment No. 2 to Registration

Statement Filed on Form S-1

File No. 333-142494

Dear Mr. Cowan:

On February 28, 2008, Genworth Life and Annuity Insurance Company (the “Company”) filed Pre-Effective Amendment No. 2 to the above-referenced registration statement on Form S-1 (the “Registration Statement”). The Company received comments from the Staff on Pre-Effective Amendment No. 2 by e-mail dated March 12, 2008, we responded to those comments by e-mail on March 14, 2008, and the Company received further comments from the Staff in a telephone conversation with Mary Thornton of this firm on March 27, 2008. The Company’s responses to these most recent comments are set forth below. For convenience, each response is preceded by the applicable Staff comment in bold. Capitalized terms have the same meaning as in the Registration Statement.

Certain of the Staff’s comments requested that disclosure in the prospectus contained in Pre-Effective Amendment No. 2 be revised or that additional disclosure be added. Additional or revised disclosure is reflected in the prospectus contained in Pre-Effective Amendment No. 3 to the Registration Statement being filed herewith. Such prospectus has been marked to show all changes from the prospectus contained in Pre-Effective Amendment No. 2.

Mr. Mark Cowan

April 4, 2008

Follow-up Comments to the Company’s Responses set forth in our March 14, 2008 Correspondence:

Comment. In its March 12, 2008 comments, the Staff asked for certain additional information and disclosure regarding certain aspects of the Company’s contractual right to terminate its master contract (the “Contract”) with its affiliate, AssetMark, that sponsors the advisory account program that the Certificate will “wrap.” As a follow-up to the Staff’s comments in this regard and the Company’s response thereto, please provide additional supplemental information regarding the nature of the affiliation between the Company and AssetMark and an explanation of why the Company would put investors at risk for a breakdown with an affiliated company.

Response. Importantly, the Contract was developed to provide withdrawal benefits outside of the variable annuity context that are similar to those typically available in connection with variable annuities. Therefore, an inherent feature of the LifeHarbor insurance guarantee (and similar guarantees that have been registered or are in registration with the Commission) is that the guarantee is provided by the Company, while the advisory account is offered by a separate company, AssetMark. Although the Company and AssetMark share a common parent (Genworth Financial, Inc. or “Genworth Financial”), as discussed further below the Company does not have the ability to exercise control over AssetMark. Thus, the right of the Company to terminate the Contract with AssetMark under certain circumstances is an essential element of the Contract. Accordingly, circumstances under which the Contract may be terminated include a breach by AssetMark and a decision by AssetMark to cease providing asset allocation services entirely.

As a threshold matter, we note that we are not aware of any provision of the federal securities laws, including the Investment Company Act of 1940 and the Investment Advisers Act of 1940 (the “Advisers Act”), or any rule thereunder, that would preclude or limit the termination of the Contract under the circumstances specified in the Contract and the Prospectus. Moreover, the terms and conditions of insurance contracts are subject to the requirements of state insurance laws and stringently regulated by state insurance regulators. In this regard, the Certificate relating to the Contract has been filed and approved by 44 of 51 United States jurisdictions.

It should also be noted that, while it is in the Company’s interests to work with AssetMark to ensure that AssetMark makes available appropriate asset allocation models, there are reasons why making such models available indefinitely through AssetMark may not be possible. First, although the Company and AssetMark are affiliates, the Company cannot exercise influence over AssetMark except to the extent it can convince the officers and/or the Board of Directors of Genworth Financial to exercise such influence. Moreover, there are Advisers Act limitations on either the Company or Genworth Financial becoming too involved

Mr. Mark Cowan

April 4, 2008

in the formulation of AssetMark’s asset allocation models. On the other hand, the Company may offer its guarantee only with respect to models that fall within prescribed investment risk parameters in order to meet insurance regulatory requirements in the jurisdictions in which it conducts business. While it is anticipated that Genworth Financial would do all it could to ensure that Certificate Owners maintain their investment guarantee within the AssetMark Contract and Certificate structure, it cannot do so at the risk of causing it or one of its subsidiary companies to violate its fiduciary or regulatory responsibility to its clients or Certificate Owners. Furthermore, the Contract may need to be terminated if AssetMark ceases providing investment advisory services in the future in light of financial or other considerations. In addition, AssetMark could potentially be sold and its new owner might not wish to continue to provide administrative services with respect to the LifeHarbor product. Consequently, the Contract and Certificate were written in such a way as to provide full disclosure to all purchasers that certain situations could arise which could cause the contract to terminate, even though the Contract would be currently issued to an affiliate of the Company providing the income guarantee.

Because the Contract may be terminated under certain circumstances as discussed above, the Company did believe it was necessary to offer appropriate protections to Certificate Owners by giving them certain rights under the Certificate in the case of termination. First, Certificate Owners will have the ability to purchase an annuity offered by the Company at the time of any Contract termination that provides benefits similar to those provided under the Certificate. Importantly, the Company has recently decided (and the prospectus will so state) that it will waive any sales charges or surrender charges relating to such an annuity acquired by a Certificate Owner after termination. It would not be financially prudent or practicable, however, to specify all of the charges associated with or the benefits provided under such an annuity. In light of solvency concerns and the requirements of state insurance law relating to solvency, financial prudence dictates that the Company maintain flexibility to price its insurance products based on then-current financial and economic circumstances.

A second protection that may be available to Certificate Owners in the case of termination of the Contract is the right to transfer their AssetMark advisory account value to another advisory account offered by another investment adviser that is eligible for coverage by a certificate materially similar to the Certificate. However, it would be impracticable for the Company to provide an unconditional guarantee that Certificate Owners will be able to maintain an investment advisory account that is supported by the guarantees of the LifeHarbor product. The Company is not registered as an investment adviser under the Advisers Act or state law, and it is therefore effectively precluded from offering such asset allocation services itself, and may be limited from recommending a replacement investment adviser, without such registration. The Company believes that it would be inappropriate for the Staff to force the Company to act as an investment adviser in the future or to contract with affiliated or unaffiliated third parties to do so, and to meet any related registration obligations, so that Certificates can remain in place. It would also be imprudent from a financial standpoint for the Company to commit itself, or for Genworth Financial to commit itself or a subsidiary, to become subject to any specific regulatory scheme in the future.

Mr. Mark Cowan

April 4, 2008

Comment. Move the risk disclosure on page 8 regarding Genworth’s right to terminate closer to the beginning of the risk section. In addition, enhance the risk disclosure in the following ways:

•	provide more detailed disclosure concerning the fact that such a termination would result in Certificate Owners losing all the benefits they’d paid for;

•	disclose that there are no other eligible advisory programs available at this time; and

•	disclose additional information about the risks of switching to an annuity (e.g., lack of liquidity, surrender charge schedule, fee structure, etc).

Response. We have moved the referenced paragraph and added the additional disclosure that you requested (except for the information about surrender charges for the annuity, which would be waived, and, for the reasons discussed above, the fee structure for the annuity). In addition, as shown in the attached revised prospectus, we have revised the disclosure to make clear that the Contract can be terminated for reasons unrelated to any action or inaction of the Certificate Owner.

Comment. On page 23 (top right side), there is a missing “we” in the sentence that starts “If the Contract does terminate.”

Response. The requested change has been made.

Comment. The term “Alternative Annuity” that is used throughout the prospectus needs to be defined (and added to the glossary).

Response. The phrase “Alternative Annuity Payment” is explained in the body of the prospectus and defined in the glossary (as it had been in previous versions). To avoid adding another defined term to the Prospectus, references to “Alternative Annuity” generally have been replaced by “Alternative Annuity Payment.”

Comment. On page 7, there is an apostrophe missing after “Strategists” in a heading on the left side.

Response. The requested change has been made.

*                    *                     *

Pre-Effective Amendment No. 3 filed herewith reflects the revisions to the prospectus as discussed in this letter, as well as certain additional revisions. The Company and the underwriter of the Certificates are submitting acceleration requests

Mr. Mark Cowan

April 4, 2008

herewith pursuant to Rule 461 under the Securities Act of 1933, requesting acceleration of Pre-Effective Amendment No. 3 to April 7, 2008 or as soon as practicable thereafter. The Company would greatly appreciate any efforts the Staff is able to make in connection with such acceleration request.

If you have questions or comments on the responses provided in this letter or the attached prospectus revisions, please contact the undersigned at 202.383.0590 (thomas.conner@sablaw.com) or Heather Harker at 804.281.6910 (heather.harker@genworth.com).

Sincerely,

/s/ W. Thomas Conner
W. Thomas Conner

WTC/gth

Enclosures

cc:	Heather Harker

Mary E. Thornton

Eric C. Freed